ACCOUNTS RECEIVABLE	12 Months Ended
Jun. 30, 2015
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

3.     ACCOUNTS RECEIVABLE

Accounts receivable at June 30, 2015 and 2014 was as follows:

	2015	2014
Accounts receivable	$266,449	$95,869
Allowance for doubtful accounts	(29,809)	(60,593)
	$236,640	$35,276

Bad debt expense on trade accounts receivable for fiscal 2015 and fiscal 2014 was $6,221 and $20,068, respectively.